INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Oil and gas properties and equipment	$ 3,848,288	$ 0
Net operating loss carry-forward	41,374,334	37,857,532
Share based compensation	1,278,948	1,290,482
Abandonment obligation	76,826	72,365
Derivative instruments	20,561	142,434
Accrued liabilities	36,944	132,574
Debt conversion costs	502,751	477,439
Other	29,555	28,937
Total deferred tax asset	47,168,207	40,001,763
Valuation allowance	(47,168,207)	(35,694,459)
Deferred tax asset , net of valuation allowance	0	4,307,304
Deferred tax liabilities:
Oil and gas properties and equipment	0	(4,307,304)
Total deferred tax liability	0	(4,307,304)
Net deferred tax asset (liability)	$ 0	$ 0